UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

EMERGING MARKETS EQUITY FUND

FORM N-Q

JULY 31, 2009

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited)	July 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.9%
Brazil - 14.4%
92,697	Acucar Guarani SA *	$266,646
19,000	Cyrela Brazil Realty SA	196,286
22,200	Gerdau SA, ADR	259,074
58,258	Itau Unibanco Banco Multiplo SA, ADR	1,042,236
80,600	JBS SA	320,523
20,600	Lojas Renner SA	302,917
5,900	MRV Engenharia e Participacoes SA	100,531
21,793	Perdigao SA *	484,198
24,872	Petroleo Brasileiro SA, ADR	838,186
21,701	Rodobens Negocios Imobiliarios SA	207,303
18,224	Tam SA, ADR *	223,973
60,300	Vale SA, ADR	1,037,160
11,700	Vivo Participacoes SA, ADR	266,409

	Total Brazil	5,545,442

Canada - 0.8%
46,972	Gammon Gold Inc. *	327,865

Cayman Islands - 2.2%
164,990	China Mengniu Dairy Co., Ltd. *	395,122
379,500	KWG Property Holding Ltd.	288,908
261,000	Want Want China Holdings Ltd.	155,925

	Total Cayman Islands	839,955

China - 10.8%
1,480,000	China Construction Bank, Class H Shares	1,193,541
588,000	China Petroleum & Chemical Corp., Class H Shares	530,334
464,000	China Railway Group Ltd., Class H Shares *	417,897
154,500	China Shenhua Energy Co., Ltd., Class H Shares	634,941
356,000	Huaneng Power International Inc., Class H Shares	281,123
1,516,000	Industrial & Commercial Bank of China Ltd., Class H Shares	1,091,513

	Total China	4,149,349

Hong Kong - 4.2%
73,500	China Mobile (Hong Kong) Ltd.	773,879
142,000	China Resources Enterprise Ltd.	357,654
86,000	Shanghai Industrial Holdings Ltd.	466,062

	Total Hong Kong	1,597,595

India - 4.7%
32,790	Bank of India	224,299
17,649	Cairn India Ltd. *	87,196
12,001	Infosys Technologies Ltd.	515,968
5,250	Reliance Industries Ltd. *	216,131
9,321	Sun Pharmaceutical Industries Ltd.	229,380
47,428	Tata Consultancy Services Ltd.	518,988

	Total India	1,791,962

Indonesia - 2.9%
44,500	Indo Tambangraya Megah PT	118,816
137,000	PT Astra International Tbk	404,443
1,267,000	PT Bumi Resources Tbk	357,441
264,500	PT Telekomunikasi Indonesia Tbk	238,517

	Total Indonesia	1,119,217

Israel - 1.6%
125,416	Bank Hapoalim Ltd. (a)*	412,871
3,500	Teva Pharmaceutical Industries Ltd., ADR	186,690

	Total Israel	599,561

Malaysia - 1.0%
200,800	Genting Berhad	370,532

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Mexico - 6.3%
22,600	America Movil SAB de CV, Series L Shares, ADR	$972,026
57,960	Cemex SA de CV, Participation Certificates, ADR *	544,245
222,376	Grupo Financiero Banorte SAB de CV, Series O Shares	550,849
214,200	Urbi, Desarrollos Urbanos SA de CV *	370,266

	Total Mexico	2,437,386

Russia - 7.0%
44,522	Gazprom OAO, ADR	919,380
7,663	LUKOIL, ADR	383,150
32,849	Magnitogorsk Iron & Steel Works, GDR (b)	256,222
6,400	Mobile TeleSystems, ADR	268,736
12,817	PIK Group, GDR (b)*	22,430
66,784	Rosneft Oil Co., GDR (b)*	408,050
315,444	Sberbank RF	432,158

	Total Russia	2,690,126

South Africa - 7.8%
10,978	AngloGold Ashanti Ltd.	417,726
67,729	Aveng Ltd.	322,145
28,774	Gold Fields Ltd.	341,966
21,975	Impala Platinum Holdings Ltd.	531,056
39,170	MTN Group Ltd.	644,525
40,200	Murray & Roberts Holdings Ltd.	245,210
42,804	Standard Bank Group Ltd.	513,824

	Total South Africa	3,016,452

South Korea - 10.7%
6,820	LG.Philips LCD Co., Ltd.	196,848
798	ORION Corp.	126,048
1,441	POSCO	588,977
2,780	Samsung Electronics Co., Ltd.	1,638,756
22,476	Shinhan Financial Group Co., Ltd. *	761,278
714	Shinsegae Co., Ltd.	308,691
1,364	SK Telecom Co., Ltd.	206,010
17,800	SK Telecom Co., Ltd., ADR	299,574

	Total South Korea	4,126,182

Taiwan - 8.3%
160,590	Acer Inc.	338,723
312,000	AU Optronics Corp. *	346,159
9,800	AU Optronics Corp., ADR *	109,172
77,547	Chunghwa Telecom Co., Ltd.	155,529
35,600	High Tech Computer Corp. *	485,583
15,892	Hon Hai Precision Industry Co., Ltd.	54,737
42,000	Inotera Memories Inc., GDR (b)*	218,908
435,296	Taiwan Semiconductor Manufacturing Co., Ltd.	781,484
274,074	Uni-President Enterprises Corp.	284,450
938,000	United Microelectronics Corp.	415,993

	Total Taiwan	3,190,738

Thailand - 4.0%
925,100	Asian Property Development Public Co., Ltd. (a)	133,206
837,900	Italian-Thai Development Public Co., Ltd. (a)*	66,480
104,700	Kasikornbank Public Co., Ltd.	246,136
892,800	Land & Houses Public Co., Ltd.	145,608
565,082	LPN Development Public Co., Ltd. (a)	90,499
58,400	PTT Public Co., Ltd.	411,872
197,700	Siam Commercial Bank Public Co., Ltd. (a)	448,790

	Total Thailand	1,542,591

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Turkey - 3.3%
53,910	Turkcell Iletisim Hizmet AS	$342,804
146,782	Turkiye Garanti Bankasi AS *	519,087
114,007	Turkiye Is Bankasi, Class C Shares	395,427

	Total Turkey	1,257,318

United States - 3.9%
42,300	iShares MSCI Emerging Markets Index Fund	1,510,956

	TOTAL COMMON STOCKS (Cost - $27,514,489)	36,113,227

PREFERRED STOCKS - 1.7%
Brazil - 1.7%
83,600	Banco Panamericano SA	225,673
34,032	Tam SA *	418,243

	TOTAL PREFERRED STOCKS (Cost - $712,105)	643,916

FACE AMOUNT
EQUITY-LINKED NOTES - 1.5%
Jersey - 1.5%
$61,251	JPMorgan International Derivatives Ltd. (Cairn India Ltd.), 0.000% due 1/11/11 (c)	298,292
89,162	JPMorgan International Derivatives Ltd. (Indian Bank), 0.000% due 3/9/12 (c)	265,703

	TOTAL EQUITY LINKED NOTES (Cost - $403,536)	563,995

WARRANTS
WARRANTS - 0.9%
8,395	Merrill Lynch International & Co. (Reliance Industries Ltd.), Expires 6/23/14 (b)*	345,677
2,476	Peter Hambro Mining PLC, Expires 6/9/10*	1,664

	TOTAL WARRANTS (Cost - $322,330)	347,341

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $28,952,460)	37,668,479

FACE AMOUNT
SHORT-TERM INVESTMENT† - 2.4%
Repurchase Agreement - 2.4%
$922,000	State Street Bank & Trust Co., repurchase agreement dated 7/31/09, 0.010% due 8/3/09; Proceeds due at maturity - $922,001; (Fully collateralized by U.S. Treasury Bills, 0.000% due 1/14/10; Market value - $943,961) (Cost - $922,000)	922,000

	TOTAL INVESTMENTS - 100.4% (Cost - $29,874,460#)	38,590,479
	Liabilities in Excess of Other Assets - (0.4)%	(142,549)

	TOTAL NET ASSETS - 100.0%	$38,447,930

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

(c)	Equity-linked security whereby the coupon, dividend and or redemption amount is linked to the price of an underlying equity security.

†	Under the Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

Summary of Investments by Sector ** (unaudited)

Financials	22.9%
Information Technology	14.6
Energy	14.4
Telecommunication Services	10.8
Materials	10.5
Consumer Discretionary	6.4
Consumer Staples	6.4
Industrials	5.9
Exchange Traded Fund	3.9
Health Care	1.1
Utilities	0.7
Short-Term Investment	2.4
100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2009 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Emerging Markets Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments:
Common stocks:
Consumer discretionary	$2,477,970	—	—	$2,477,970
Consumer staples	2,471,777	—	—	2,471,777
Energy	4,905,497	—	—	4,905,497
Exchange traded funds	1,510,956	—	—	1,510,956
Financials	7,259,256	$1,085,366	—	8,344,622
Health care	416,070	—	—	416,070
Industrials	1,801,335	66,480	—	1,867,815
Information technology	5,621,319	—	—	5,621,319
Materials	4,048,069	—	—	4,048,069
Telecommunication services	4,168,009	—	—	4,168,009
Utilities	281,123	—	—	281,123

Notes to Schedule of Investments (unaudited) (continued)

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Preferred stocks:
Financials	$225,673	—	—	$225,673
Industrials	418,243	—	—	418,243
Equity-linked notes	—	$563,995	—	563,995
Warrants	1,664	345,677	—	347,341

Total long-term investments	35,606,961	2,061,518	—	37,668,479

Short-term investment†	—	922,000	—	922,000

Total investments	$35,606,961	$2,983,518	—	$38,590,479

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS ENERGY
Balance as of October 31, 2008	$258,905
Accrued premium/discounts	—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)	(152,396)[1]
Net purchases/(sales)	—
Net transfers in and/or out of Level 3	(106,509)

Balance as of July 31, 2009	—

[1]

Change in net unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Equity-Linked Notes. Equity-linked notes, or ELNs, are debt securities that pay interest based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying equity securities, often subject to a cap on the interest payable. ELNs are typically considered more conservative investments than investments in the equity securities to which they are linked, as ELNs generally provide for the repayment at maturity of the principal amount invested, plus interest (if any). However, in addition to the credit and market risks applicable to debt securities, ELNs are subject to the risk that an investor will receive less than the prevailing rate of interest if the value of the relevant equity securities decline or fail to increase sufficiently.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,917,237
Gross unrealized depreciation	(1,201,218)

Net unrealized appreciation	$8,716,019

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2009

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 28, 2009